Lease (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Lease [Line Items]
Operating lease, right-of-use assets recognized	$ 194,214	$ 82,066
Operating lease liabilities	$ 186,095	$ 42,180
Incremental borrowing rate	1.38%
Operating lease, interest rate used to calculate present value	3.87%	5.75%
Weighted average remaining lease term	1 year 10 months 17 days	1 year
Operating lease, interest rate used to calculate present value	3.87%	5.75%
Cash paid for operating lease liabilities	$ 53,279	$ 43,478
Lease [Member]
Lease [Line Items]
Operating lease liabilities	$ 194,214	$ 82,066